Label	Element	Value
Steward International Enhanced Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STEWARD INTERNATIONAL ENHANCED INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class C shares are subject to a CDSC. If you redeem your shares within twelve months of purchase you will be assessed a 1.00% CDSC.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Class A shares in Steward Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
•	You invest $10,000 for the periods shown and then redeem all of your shares at the end of those periods (except Class C is also shown assuming you kept your shares);
•	Your investment has a 5% return each year; and
•	The Fund’s operating expenses (including the conversion of Class C shares to Class A shares after eight years) remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is not a passively managed index fund. The Fund pursues its objective by seeking to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of equity securities of developed market companies and of emerging market companies and 2) utilizing computer-aided, quantitative analysis of valuation, growth, dividend yield, industry, and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s values-based screening policies (see “Values-based Screens” below).
Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund’s primary benchmark.* The Fund’s primary benchmark index is a blend of widely recognized broad-based indexes and includes securities of companies in both developed and emerging non-U.S. markets, and is the same index identified in the Average Annual Total Returns table below. Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of non-U.S. companies.* The Fund’s investments are allocated in an attempt to match the characteristics of a blend of the primary benchmark with varied weightings from time to time of a secondary broad-based index that includes only securities of issuers in emerging market countries. An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy.
Generally, at least 80% of the Fund’s total assets will be in investments in the form of depositary receipts (“DRs”) or dual listed securities representing securities of companies located or domiciled outside of the United States.* These DRs will primarily be sponsored, but the Fund may, on occasion, invest in unsponsored DRs when appropriate sponsored DRs are not available. The Fund will invest in securities of issuers throughout the world, and, under normal conditions, substantially all of its non-cash assets will be invested in securities of non-U.S. issuers. The Fund may invest up to 40% of its assets in securities of issuers in emerging market countries. The Fund may also invest in other investment companies and real estate investment trusts. If a material misweighting develops, portfolio management will rebalance the portfolio in an attempt to match the characteristics of a blend of the primary benchmark and varied weightings from time to time of a secondary broad-based index that includes only securities of issuers in emerging market countries.
Values-based Screens. As noted above, in implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in
*
The 80% is measured as of the time of investment and is applied to the value of the Fund’s net assets plus the amount of any borrowings for investment purposes. For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

providing abortions and/or the production of drugs that are used to terminate pregnancy; (5) leasing real estate to facilities providing abortions; (6) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (7) directly involved in the production, distribution or retail of adult entertainment; or (8) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products. Because the Fund uses its best efforts to avoid investments in companies that do not pass the values-based screening criteria, it will divest itself, in a timely manner, of securities of companies that are subsequently added to the list of prohibited companies, although the sale may be delayed if such securities are illiquid or if Crossmark determines that an immediate sale would have a negative tax or other effect on the Fund. However, the Fund may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies.
For purposes of the alcohol, tobacco and gambling screens, material involvement means that a company derives 10% or more of its revenues from the screened activities. For purposes of the adult entertainment screen, companies directly involved in the production, distribution or retail of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the screened activities are screened. For purposes of the abortion, abortion facilities, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion and abortion facilities screens, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investment in the Fund involves risk. There can be no assurance that the Fund will achieve its investment objective. You can lose money on your investment in the Fund. When you sell your Fund shares, they may be worth less than what you paid for them. The Fund, by itself, does not constitute a balanced investment program. The Fund may not achieve its objective if portfolio management’s expectations regarding particular securities or markets are not met. The value of shares of the Fund will be influenced by market conditions as well as by the performance of the securities in which the Fund invests. The Fund’s performance may be better or worse than that of funds with similar investment policies. The Fund’s performance is also likely to be different from that of funds that use different strategies for selecting investments.

Although the Fund may invest in equity securities of companies across all market capitalizations, in the event the Fund invests more heavily in smaller companies its risks will increase and changes in its share price may become more sudden or more erratic. (See “Small- and Mid-Cap Companies Risk,” below.)
Risks of investing in the Fund include:
• Values-based Screening Policies Risk – The Fund’s values-based screening policies exclude certain securities issuers from the universe of otherwise available investments. As a result, the Fund may not achieve the same level of performance as it otherwise would have in the absence of the screening process. If the Fund has invested in a company that is later discovered to be in violation of one or more screening criteria and liquidation of an investment in that company is required, selling the securities at issue could result in a loss to the Fund. Further, the Fund’s values-based screening policies may prevent the Fund from participating in an otherwise suitable investment opportunity.
• Equity Securities Risk – The value of equity securities will rise and fall in response to the activities of the companies that issued the securities, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds will take precedence over the claims of owners of its equity securities.
• Foreign Securities Risk – Investments in securities of issuers in foreign countries involve risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing, and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; (7) less availability of information; and (8) imposition of foreign withholding or other taxes.
• Emerging Market Securities Risk – Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than is found in developed countries.
• Market Disruption and Geopolitical Risk – Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the value of the Fund and its investments. Such events include the pandemic of the novel coronavirus disease known as COVID-19, the withdrawal of the United Kingdom from the European Union (Brexit) and the ongoing trade disputes between the
United States and China. Likewise, natural and environmental disasters and systemic market dislocations may be highly disruptive to economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund and its investments. Given the increasing interdependence among global economies and markets, conditions in one country, market or region might adversely affect markets, issuers and/or foreign exchange rates in other countries, including the United States. Any partial or complete dissolution of the Economic and Monetary Union of the European Union, or any increased uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the value of the Fund and its investments. Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments held by the Fund. To the extent the Fund has focused its investments in the market of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.
The COVID-19 pandemic has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.
Market disruptions could cause the Fund to lose money, experience significant redemptions and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.
• Depositary Receipts (“DRs”) Risk – Investments in unsponsored DRs (those that are not sponsored by the issuer or a representative of the issuer) involve certain risks not present with sponsored DRs. Investors in unsponsored DRs typically involve expenses not associated with sponsored DRs, such as expenses associated with certificate transfer, custody and dividend payment. For an unsponsored DR there may be several depositaries with no defined legal obligations to the issuer. Duplicate depositaries may lead to marketplace confusion since there would be no central source of information. There can also be greater delays in delivery of dividends and reports to investors than with sponsored DRs. DRs may be issued with respect to securities of issuers in emerging market countries.
• Foreign Currency Risk – Investments in foreign securities involve the risk that the currencies in which those instruments are denominated will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s international investments in foreign currency-denominated securities may reduce the returns of the Fund. Although the Fund’s international investments will primarily be in U.S. dollar-denominated securities, fluctuations in the value of the currencies of the countries in which the foreign companies are located may also affect the value of such securities.
• Security Selection and Market Risk – The Fund’s portfolio securities may underperform the market or other funds with similar objectives. The value of the Fund’s investments may also change with general market conditions.
• Value Stocks Risk – Investments in value stocks are subject to risks of equity securities, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stocks may turn out not to have been undervalued.
• Growth Stocks Risk – Investments in growth stocks are subject to the risks of equity securities. Growth company stocks may provide minimal dividends that could otherwise cushion stock prices in a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the companies, rather than on fundamental analysis of the stocks.
• Large-Cap Companies Risk – Investments in large-cap companies are subject to the risks of equity securities. Large-cap companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.
• Small- and Mid-Cap Companies Risk – Investments in small- and mid-cap companies are subject to the risks of equity securities. Investment in small- and mid-cap companies may involve greater risks than investments in securities of large-cap companies because small- and mid-cap companies generally have a limited track record. Small- and mid-cap companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result of these factors, the prices of these securities can be more volatile, which may increase the volatility of the Fund’s portfolio. For small-cap companies, these risks are increased.
• Other Investment Companies or Real Estate Investment Trusts Risk – The Fund may invest in shares of other investment companies or real estate investment trusts (“funds”). The Fund bears a proportional share of the expenses of such other funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such other funds’ investment advisory fees, although the fees paid by the Fund to Crossmark will not be proportionally reduced.
• Issuer Risk – The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
• Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. Crossmark will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.
• Concentration Policy Risk – To the extent securities of any one industry or group of industries comprise close to 25% of the Fund, the Fund may be limited in its ability to overweight with respect to that industry or industry group, due to the Fund’s fundamental policy not to concentrate in a particular industry or industry group.
• Share Ownership Concentration Risk – To the extent that a significant portion of the Fund’s shares is held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders. Significant shareholders of the Fund may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to have to sell securities or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund’s performance to the extent that the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could adversely impact the Fund’s liquidity, accelerate the realization of taxable income if sales of securities resulted in capital gains or other income and increase transaction costs, which may adversely affect the Fund’s performance. These transactions could also adversely impact the Fund’s ability to implement its investment strategies and pursue its investment objective, and, as a result, a larger portion of the Fund’s assets may be held in cash or cash equivalents. In addition, large redemptions could significantly reduce the Fund’s assets, which may result in an increase in the Fund’s expense ratio on account of expenses being spread over a smaller asset base and/or the loss of fee breakpoints.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of a broad measure of market performance, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Calendar Year Total Returns bar chart shows performance of Institutional Class shares year by year for the last ten calendar years. Returns for other share classes will differ only to the extent that they have different expenses. Updated performance information is available on the Fund’s website at www.stewardfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of a broad measure of market performance, respectively.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.stewardfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Steward International Enhanced Index Fund Year-by-year total return as of 12/31 each year (%) Institutional Class Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Q4 2020	17.10%
Worst Quarter	Q1 2020	-26.07%
Year-To-Date Return	Q3 2021	8.05%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNSFor the periods endedDecember 31, 2020
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan.

Steward International Enhanced Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum deferred sales charge (CDSC) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	$ 671
3 Years	rr_ExpenseExampleYear03	875
5 Years	rr_ExpenseExampleYear05	1,096
10 Years	rr_ExpenseExampleYear10	$ 1,729
1 Year	rr_AverageAnnualReturnYear01	(1.80%)	[3]
5 Years	rr_AverageAnnualReturnYear05	6.07%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.65%	[3]
Steward International Enhanced Index Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (CDSC) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
1 Year	rr_ExpenseExampleYear01	$ 279
3 Years	rr_ExpenseExampleYear03	554
5 Years	rr_ExpenseExampleYear05	954
10 Years	rr_ExpenseExampleYear10	1,873
1 Year	rr_ExpenseExampleNoRedemptionYear01	179
3 Years	rr_ExpenseExampleNoRedemptionYear03	554
5 Years	rr_ExpenseExampleNoRedemptionYear05	954
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,873
1 Year	rr_AverageAnnualReturnYear01	1.67%
Since Class Inception	rr_AverageAnnualReturnSinceInception	1.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2017
Steward International Enhanced Index Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (CDSC) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
1 Year	rr_ExpenseExampleYear01	$ 65
3 Years	rr_ExpenseExampleYear03	205
5 Years	rr_ExpenseExampleYear05	357
10 Years	rr_ExpenseExampleYear10	$ 798
1 Year	rr_AverageAnnualReturnYear01	4.87%
Since Class Inception	rr_AverageAnnualReturnSinceInception	2.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2017
Steward International Enhanced Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (CDSC) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
1 Year	rr_ExpenseExampleYear01	$ 78
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	$ 942
2011	rr_AnnualReturn2011	(13.20%)
2012	rr_AnnualReturn2012	12.34%
2013	rr_AnnualReturn2013	9.50%
2014	rr_AnnualReturn2014	(5.34%)
2015	rr_AnnualReturn2015	(11.60%)
2016	rr_AnnualReturn2016	8.61%
2017	rr_AnnualReturn2017	23.32%
2018	rr_AnnualReturn2018	(13.15%)
2019	rr_AnnualReturn2019	18.96%
2020	rr_AnnualReturn2020	4.84%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-To-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.07%)
1 Year	rr_AverageAnnualReturnYear01	4.84%
5 Years	rr_AverageAnnualReturnYear05	7.72%
10 Years	rr_AverageAnnualReturnYear10	2.63%
Steward International Enhanced Index Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.00%
5 Years	rr_AverageAnnualReturnYear05	7.19%
10 Years	rr_AverageAnnualReturnYear10	2.10%
Steward International Enhanced Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.69%
5 Years	rr_AverageAnnualReturnYear05	6.17%
10 Years	rr_AverageAnnualReturnYear10	2.11%
Steward International Enhanced Index Fund | S&P ADR Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.55%
5 Years	rr_AverageAnnualReturnYear05	7.07%
10 Years	rr_AverageAnnualReturnYear10	3.95%
Steward International Enhanced Index Fund | S&P ADR Index (reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.55%
Since Class Inception	rr_AverageAnnualReturnSinceInception	3.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2017

[1]
Class A shares are subject to a front-end sales charge of 5.75%. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Class A shares in Steward Funds. More information about these and other discounts and waivers is available from your financial representative and in “Sales Charges” (p. 98) and “Sales Charge Waivers and Discounts Available Through Intermediaries” (Appendix A) in this Prospectus. Investments of $1 million or more may be eligible to buy Class A shares without a front-end sales charge, but may be subject to a contingent deferred sales charge (CDSC) of 1.00% if redeemed within 12 months of the original purchase date.

[2]	“Other Expenses” for Class C are based on estimated amounts for the current fiscal year.
[3]	Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
[4]	Class C shares are subject to a CDSC. If you redeem your shares within twelve months of purchase you will be assessed a 1.00% CDSC. Class C shares convert to Class A shares after eight years. If you purchase Class C shares through a broker-dealer or other financial intermediary (such as a bank), your intermediary may impose different conversion terms, including an earlier conversion. More information is available from your financial representative and in “Sales Charges” (p. 98) and “Sales Charge Waivers and Discounts Available Through Intermediaries” (Appendix A) in this Prospectus.